Staff expenses - Additional Information (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [table]
Expense related in equity settled share based payment arrangements | €	€ 29	€ 17	€ 38
Expense related in cash settled share based payment arrangements | €	€ 2	€ 2	€ 3
Total options outstanding			2,356,343
Share awards, Exercised			2,186,316
Weighted average share price, exercise for options exercised | € / shares		€ 5.73	€ 10.89
Minimum holding requirement in years before employees can dispose of shares	2 years
Share awards related in equity settled share based payment arrangements	3,154,715	3,326,457	3,346,004
Share awards related in cash settled share based payment arrangements	519,957	551,762	511,044
Unrecognised compensation cost related to share awards amount | €	€ 13	€ 10	€ 15
Costs expected to be recognised over weighted average period	1 year 8 months 12 days	1 year 7 months 6 days	1 year 4 months 24 days
Executive board of ING Groep N.V. [member]
Disclosure of terms and conditions of share-based payment arrangement [table]
Share awards granted	0	63,837	0
Management board of ING Bank [member]
Disclosure of terms and conditions of share-based payment arrangement [table]
Share awards granted	123,750	122,338	2,837
Senior management and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [table]
Share awards granted	3,267,372	3,678,776	2,167,817